Goodwill and Intangible Assets - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 09, 2017	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 142,300,000	$ 142,300,000	$ 0	$ 0
Amortization of intangible assets		525,200,000	512,700,000	497,600,000
Impairment of intangible assets		22,100,000	7,100,000	4,300,000
Loss related to information technology with the development of a new digital platform		12,800,000
Unfavorable off market lease		440,100,000	532,800,000
Amortization of unfavorable operating leases		$ 77,800,000	$ 97,900,000	$ 117,200,000